J.P. Morgan Access Multi-Strategy Fund, L.L.C.

270 Park Avenue

New York, NY 10017

May 24, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: JPMorgan Access Multi-Strategy Fund, L.L.C. (the “Trust”)

File No. 811-21552

Ladies and Gentlemen:

We hereby submit via EDGAR Amendment No. 6 to the Trust’s registration statement on Form N-2. This amendment is being filed to include a supplement to the Trust’s private placement memorandum.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary